APPROPRIATED RESERVES (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
APPROPRIATED RESERVES
Total Appropriated reserves	$ 22,575,837	$ 20,044,769
Appropriation of net income
APPROPRIATED RESERVES
Total Appropriated reserves	12,700,961	12,794,057
Dividends reclassification	506	557
Other reserves
APPROPRIATED RESERVES
Total Appropriated reserves	$ 9,874,876	$ 7,250,712